Other information by nature	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Other information by nature
Personnel costs for the continuing operations of the FCA Group for the years ended December 31, 2020, 2019 and 2018 amounted to €10.3 billion, €11.4 billion and €11.7 billion, respectively, and included costs that were capitalized mainly in connection with product development activities.
For the years ended December 31, 2020, 2019 and 2018, the continuing operations of the FCA Group had an average number of employees of 191,705, 198,772 and 203,122, respectively.
Amounts relating to IFRS 16 recognized in Profit before taxes
Amounts recognized within Profit before taxes for the year ended December 31, 2020 were as follows:

	Years ended December 31,
	2020	2019
	(€ million)
Depreciation of right-of-use assets	€403	€346
Interest expense on lease liabilities	94	88
Variable lease payments not included in the measurement of lease liabilities	2	3
Income from sub-leasing right-of-use assets	(88)	(85)
Expenses relating to short-term leases and to leases of low-value assets	78	186
Gains arising from sale and leaseback transactions	(94)	(91)
Total expense recognized in Net profit from continuing operations	€395	€447